Financial Assets (Non-Current and Current) - Schedule of Decrease In Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Abstract]
Liquid assets with banks, financial institutions and post offices	€ 2,828	€ 2,491
Checks, cash and other receivables and deposits for cash flexibility	2	1
Securities other than investments (due within 3 months)	745	1,472
Total	€ 3,575	€ 3,964	€ 3,559	€ 4,812